CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (1,498,926)	$ (980,225)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities
Depreciation and amortization	432,278	511,142
Provision for doubtful accounts	24,624	22,413
Amortization of beneficial conversion feature	20,582	0
Non-cash lease expense	101,035	12,968
Stock based compensation	787,358	566,019
Loss on sale of assets	88	4,533
Change in contingent consideration	0	(30,757)
Changes in assets and liabilities
Accounts receivable	(7,043)	(93,064)
Prepaid expenses	(13,911)	135,221
Accounts payable and accrued liabilties	(89,749)	(53,970)
Deferred revenue	(1,107,641)	1,977,825
Operating lease payable	(94,619)	(19,189)
Net cash (used in) provided by operating activities	(1,445,924)	2,052,916
Cash flows from investing activities
Repayment of debt related to acquisition	(54,056)	(88,262)
Proceeds from sale of equipment and software license	401	31,699
Acquisition of equipment and software licenses	(11,064)	(56,994)
Net cash used in investing activities	(64,719)	(113,557)
Cash flows from financing activities
Proceeds from issuance of common stock, net	0	288,001
Proceeds of Paycheck Protection note payable	710,500	0
Repayment factor credit facility	0	(169,257)
Proceeds (repayments) of notes payable	1,050,000	(13,358)
Repayment of finance lease obligations	(200,946)	(441,991)
Net cash provided by (used in) financing activities	1,559,554	(336,605)
Net increase in cash	48,911	1,602,754
Cash, beginning of year	1,757,695	154,941
Cash, end of year	1,806,606	1,757,695
Supplemental cash flow disclosures
Interest paid	33,318	60,024
Non-cash financing activities
Operating lease asset obtained in exchange for operating lease obligation	34,000	555,943
Purchase of equipment under capital lease	550,066	0
Beneficial conversion feature	$ 336,300	$ 0